Disclosures on Individual Items of the Financial Statements (Details) - Schedule of trade and other payables - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade and other payables [Abstract]
Trade payables	€ 6,643	€ 8,763
Trade payables due to related parties	2,980	9,513
Accrued expenses	1,194	847
Other payables financial	476	17,876
Other payables non-financial	2,865	913
Total	€ 14,158	€ 37,912